Total revenue and income - Summary of Disaggregation of Revenue by Major Service Lines (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major service lines
Brokerage commission	R$ 1,288,135	R$ 861,068	R$ 639,615
Securities placement	1,154,786	631,949	401,402
Management fees	1,035,224	527,644	221,936
Insurance brokerage fee	106,438	56,713	29,167
Educational services	97,986	42,653	18,682
Other services	275,467	160,409	111,647
Revenue before Sales Taxes and Contributions on Revenue	3,958,036	2,280,436	1,422,449
(-) Sales taxes and contributions on revenue	(362,264)	(225,887)	(138,833)
Revenue	R$ 3,595,772	R$ 2,054,549	R$ 1,283,616